Financial Items (Tables)	12 Months Ended
Dec. 31, 2021
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Summary of Financial Items
The detail of financial income and other items, net in 2021, 2020 and 2019 was as follows:

	2021	2020	2019

Effects of amortized cost on assets and liabilities and others, net 1	$(28)	(89)	(20)
Net interest cost of pension liabilities (note 20)	(31)	(33)	(39)
Results from financial instruments, net (notes 15.2 and 18.4)	(6)	(17)	(1)
Foreign exchange results	(37)	(3)	(23)
Financial income	22	20	18
Others	2	4	—

	$(78)	(118)	(65)